Simplify Macro Strategy ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

Shares Value
U.S. Exchange-Traded Funds – 87.1%
Alternative Funds – 38.8%
Simplify Currency Strategy ETF(a) ............................................ 93,739 $ 2,537,515
Simplify Managed Futures Strategy ETF(a)(b) ................................... 66,957 1,981,927
4,519,442
Commodity Funds – 17.9%
Simplify Commodities Strategy No K-1 ETF(a)(b) ................................ 66,957 2,080,354
Equity Funds – 30.4%
Simplify Next Intangible Core Index ETF(a) ..................................... 25,825 714,407
Simplify Next Intangible Value Index ETF(a) .................................... 25,825 659,054
Simplify US Equity PLUS QIS ETF(a) .......................................... 32,131 794,921
Simplify Wolfe US Equity 150/50 ETF(a) ....................................... 57,200 1,364,443
3,532,825
Total U.S. Exchange-Traded Funds (Cost $9,666,487) ................................ 10,132,621
Principal
U.S. Treasury Bills – 11.6%
U.S. Treasury Bill, 4.33%, 6/17/2025 (b)(c)
(Cost $1,347,707) ....................................................... $ 1,360,000 1,347,884
Number of
Contracts Notional Amount
Purchased Options – 0.7%
Calls – Exchange-Traded – 0.2%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25 ............... 37 21,460,000 13,320
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25 ............... 2 1,200,000 20
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 9 5,535,000 158
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25 ............... 6 3,738,000 75
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25 ............... 8 4,640,000 17,200
30,773
Puts – Exchange-Traded – 0.5%
MicroStrategy , Inc., April Strike Price $190, Expires 4/04/25(d) ............ 12 228,000 294
MicroStrategy , Inc., April Strike Price $200, Expires 4/04/25(d) ............ 24 480,000 960
MicroStrategy , Inc., April Strike Price $230, Expires 4/11/25(d) ............ 12 276,000 3,558
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(d) .......... 8 1,472,000 160
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(d) .......... 9 1,651,500 855
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(d) .......... 9 1,696,500 2,205
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(d) ............. 70 37,275,000 12,600
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(d) ............. 35 18,900,000 13,650
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(d) ............. 4 2,060,000 860
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(d) ............. 4 2,100,000 1,400
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(d) ............. 26 13,780,000 13,000
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(d) ............. 3 1,575,000 2,385
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(d) ............. 3 1,552,500 2,415
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(d) ........... 61 1,586,000 122
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(d) ........... 50 1,280,000 175

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Number of
Contracts Notional Amount Value
Purchased Options – 0.7% (continued)
Puts – Exchange-Traded – 0.5% (continued)
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(d) ........... 69 $ 1,794,000 $ 552
55,191
Total Purchased Options (Cost $123,043) ............................................ 85,964
Total Investments – 99.4%
(Cost $11,137,237) ............................................................ $ 11,566,469
Other Assets in Excess of Liabilities – 0.6% ........................................... 67,550
Net Assets – 100.0% ............................................................ $ 11,634,019
Number of
Contracts Notional Amount
Written Options – (1.0)%
Puts – Exchange-Traded – (1.0)%
MicroStrategy , Inc., April Strike Price $240, Expires 4/04/25 .............. (12) $ (288,000) $ (2,106)
MicroStrategy , Inc., April Strike Price $250, Expires 4/04/25 .............. (24) (600,000) (6,240)
MicroStrategy , Inc., April Strike Price $280, Expires 4/11/25 .............. (12) (336,000) (17,310)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (8) (1,584,000) (7,360)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (9) (1,741,500) (6,525)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (9) (1,786,500) (17,955)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (70) (36,925,000) (9,100)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (35) (18,550,000) (5,338)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (26) (13,520,000) (6,890)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (4) (2,150,000) (3,840)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (4) (2,190,000) (9,460)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (3) (1,657,500) (14,385)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (3) (1,627,500) (9,555)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (61) (1,647,000) (244)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (50) (1,340,000) (425)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (69) (1,856,100) (1,173)
(117,906)
Total Written Options (Premiums Received $89,413) .................................... $ (117,906)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $5,023,901 have been pledged as collateral for options and swaps as of March 31,
2025.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Held in connection with Written Options.

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Commodities
Strategy No
K-1 ETF $ — $ 2,042,677 $ (94,150) $ 5,352 $ 126,475 $ 2,080,354 66,957 $ 7,863 $ —
Simplify Currency
Strategy ETF — 2,455,880 (114,323) 7,542 188,416 2,537,515 93,739 18,748 —
Simplify High Yield
PLUS Credit
Hedge ETF 2,205,629 — (2,242,318) 113,842 (77,153) — — 45,308 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF 348,938 — (367,410) (64,525) 82,997 — — 3,677 —
Simplify Managed
Futures
Strategy ETF 2,150,450 3,456,700 (3,968,086) 189,595 153,268 1,981,927 66,957 130,697 —
Simplify Market
Neutral Equity
Long/Short
ETF 2,871,422 — (2,694,144) (215,353) 38,075 — — 9,467 —
Simplify Multi-QIS
Alternative
ETF — 5,273,880 (5,266,642) (7,238) — — — 1,328 —
Simplify Next
Intangible
Core Index
ETF 968,288 — (312,128) 36,786 21,461 714,407 25,825 28,191 —
Simplify Next
Intangible
Value Index
ETF 960,246 — (304,072) 25,698 (22,818) 659,054 25,825 57,546 —
Simplify Short
Term
Treasury
Futures
Strategy ETF 2,163,639 — (2,273,644) (178,011) 288,016 — — 20,460 —
Simplify US Equity
PLUS QIS
ETF 1,383,961 — (423,545) 70,446 (235,941) 794,921 32,131 87,777 —
Simplify Wolfe US
Equity 150/50
ETF — 1,696,448 (200,243) (3,331) (128,431) 1,364,443 57,200 — —
$ 13,052,573 $ 14,925,585 $ (18,260,705) $ (19,197) $ 434,365 $ 10,132,621 368,634 $ 411,062 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 87.1%
U.S. Treasury Bills ............................................................................. 11.6%
Purchased Options ............................................................................ 0.7%
Total Investments ............................................................................. 99.4%
Other Assets in Excess of Liabilities ............................................................... 0.6%
Net Assets .................................................................................. 100.0%

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
At March 31, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
ARCMBBARS* 12/12/2025 0.00%(c) BOA (7,022,109) $ (142,489)
Morgan Stanley Custom Junk
Index* 10/15/2026 4.08% (EFFR - 0.25%)(c) MSCS 2,325,329 75,397
Morgan Stanley Custom Quality
Index* 10/15/2026 4.68% (EFFR + 0.35%)(c) MSCS (3,079,172) (12,707)
$ (79,799)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the ARCMBBARS basket.
Notional
Value
Unrealized Appreciation/
(Depreciation)
% of
basket
Foreign Currency
EUR Currency .................................................. 347,182 $ 0 0.00%
EUR Currency .................................................. 229,898 0 0.00%
GBP Currency .................................................. 347,792 0 0.00%
Future
Long Position
BOK5 Comdty .................................................. 522,364 (3,021) 2.12%
BOK5 Comdty .................................................. 406,887 (2,353) 1.65%
BOK5 Comdty .................................................. 231,466 (1,339) 0.94%
BOZ5 Comdty .................................................. 510,308 (2,951) 2.07%
C U5 Comdty ................................................... 487,019 (2,817) 1.98%
C Z5 Comdty ................................................... 487,200 (2,818) 1.98%
CAU5 Comdty .................................................. 347,182 (2,008) 1.41%
CCK5 Comdty .................................................. 522,364 (3,021) 2.12%
CCK5 Comdty .................................................. 289,594 (1,675) 1.18%
CCU5 Comdty .................................................. 484,420 (2,802) 1.97%
CLK5 Comdty .................................................. 843,818 (4,880) 3.42%
CLK5 Comdty .................................................. 240,061 (1,388) 0.97%
COM5 Comdty ................................................. 843,818 (4,880) 3.42%
COM5 Comdty ................................................. 240,859 (1,393) 0.98%
CTK5 Comdty .................................................. 500,806 (2,897) 2.03%
CTZ5 Comdty .................................................. 301,660 (1,745) 1.22%
FCK5 Comdty .................................................. 488,969 (2,828) 1.98%
FCK5 Comdty .................................................. 522,364 (3,021) 2.12%
FCQ5 Comdty .................................................. 490,765 (2,838) 1.99%
HGK5 Comdty .................................................. 522,364 (3,021) 2.12%
HOK5 Comdty .................................................. 843,818 (4,880) 3.43%
IJK5 Comdty ................................................... 229,898 (1,330) 0.93%

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Notional
Value
Unrealized Appreciation/
(Depreciation)
% of
basket
Future (continued)
Long Position (continued)
KCN5 Comdty .................................................. 385,178 $ (2,228) 1.56%
KCZ5 Comdty .................................................. 481,058 (2,782) 1.95%
KWK5 Comdty .................................................. 522,364 (3,021) 2.12%
LCM5 Comdty .................................................. 491,462 (2,842) 1.99%
LCQ5 Comdty .................................................. 392,805 (2,272) 1.59%
LHM5 Comdty .................................................. 489,174 (2,829) 1.99%
LHM5 Comdty .................................................. 522,364 (3,021) 2.12%
LHM5 Comdty .................................................. 662,905 (3,834) 2.69%
LHN5 Comdty .................................................. 487,733 (2,821) 1.98%
LPK25 Comdty ................................................. 522,364 (3,021) 2.12%
NGN25 Comdty ................................................. 307,272 (1,777) 1.25%
NGU25 Comdty ................................................. 511,864 (2,961) 2.08%
QCN5 Comdty .................................................. 347,792 (2,012) 1.41%
QWQ5 Comdty ................................................. 345,934 (2,001) 1.40%
S K5 Comdty ................................................... 494,160 (2,858) 2.01%
S X5 Comdty ................................................... 494,445 (2,860) 2.01%
SBH6 Comdty .................................................. 482,664 (2,792) 1.96%
SBK5 Comdty .................................................. 479,473 (2,773) 1.95%
SBK5 Comdty .................................................. 522,364 (3,021) 2.12%
SMK5 Comdty .................................................. 432,839 (2,503) 1.76%
SMK5 Comdty .................................................. 522,364 (3,021) 2.12%
W K5 Comdty .................................................. 494,602 (2,861) 2.01%
W U5 Comdty .................................................. 491,724 (2,844) 2.00%
XBK5 Comdty .................................................. 473,977 (2,741) 1.92%
XBK5 Comdty .................................................. 843,818 (4,880) 3.43%
(130,482)
Other Components ............................................. 38,807 (12,007) 8.43%
Total ......................................................... $ (142,489) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Quality Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Fox Corp., Class A .............................................. 575 $ (190) 1.49%
Match Group, Inc. ............................................... 972 (320) 2.52%
Omnicom Group, Inc. ............................................ 372 (123) 0.97%
(633)
Consumer Discretionary
Birkenstock Holding Plc .......................................... 689 (227) 1.79%
Crocs, Inc. ..................................................... 305 (101) 0.79%
Deckers Outdoor Corp. ........................................... 253 (84) 0.66%
LKQ Corp. ..................................................... 722 (238) 1.87%
(650)

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Staples
Colgate-Palmolive Co ............................................ 335 $ (110) 0.87%
General Mills, Inc. ............................................... 505 (167) 1.31%
Kenvue , Inc. ................................................... 1,319 (435) 3.43%
Kraft Heinz Co. (The) ............................................ 995 (328) 2.58%
(1,040)
Energy
Antero Midstream Corp. .......................................... 1,768 (583) 4.59%
Baker Hughes Co. ............................................... 702 (232) 1.82%
DT Midstream, Inc. .............................................. 314 (104) 0.82%
Schlumberger NV ............................................... 732 (241) 1.90%
(1,160)
Financials
Ares Management Corp., Class A ................................... 208 (69) 0.54%
Brown & Brown, Inc. ............................................. 255 (84) 0.66%
(153)
Health Care
Avantor , Inc. ................................................... 1,845 (609) 4.79%
Henry Schein, Inc. ............................................... 426 (140) 1.11%
Solventum Corp. ................................................ 406 (134) 1.05%
(883)
Industrials
Allegion PLC ................................................... 238 (79) 0.62%
Allison Transmission Holdings, Inc. ................................. 313 (103) 0.81%
Core & Mai, Inc., Class A ......................................... 631 (208) 1.64%
Leidos Holdings, Inc. ............................................. 224 (74) 0.58%
Loar Holdings, Inc. .............................................. 457 (151) 1.18%
Masco Corp. ................................................... 428 (141) 1.11%
nVent Electric PLC .............................................. 531 (175) 1.38%
Paychex, Inc. ................................................... 207 (68) 0.54%
Pentair PLC .................................................... 349 (115) 0.91%
Rollins, Inc. .................................................... 585 (193) 1.52%
SS&C Technologies Holdings, Inc. .................................. 370 (122) 0.96%
(1,429)
Information Technology
Amphenol Corp., Class A ......................................... 477 (158) 1.24%
Bentley Systems, Inc., Class B ..................................... 726 (239) 1.88%
Cisco Systems, Inc. .............................................. 497 (164) 1.29%
Cognizant Technology Solutions Corp., Class A ........................ 380 (125) 0.99%
Crane NXT Co. ................................................. 551 (182) 1.43%
(868)
Materials
Amcor PLC .................................................... 3,076 (1,015) 7.99%
Crown Holdings, Inc. ............................................. 338 (111) 0.88%
Element Solutions, Inc. ........................................... 1,153 (380) 2.99%
(1,506)
Real Estate
Agree Realty Corp. .............................................. 391 (129) 1.02%
Digital Realty Trust, Inc. .......................................... 202 (67) 0.52%
Host Hotels & Resorts, Inc., Class REIT .............................. 2,018 (666) 5.24%

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Real Estate (continued)
Realty Income Corp. ............................................. 531 $ (175) 1.38%
UDR, Inc., Class REIT ........................................... 695 (229) 1.80%
Weyerhaeuser Co ............................................... 1,021 (337) 2.65%
(1,603)
Utilities
Alliant Energy Corp. ............................................. 478 (158) 1.24%
CenterPoint Energy, Inc. .......................................... 848 (280) 2.20%
Edison International ............................................. 528 (174) 1.37%
Essential Utilities, Inc. ............................................ 762 (251) 1.98%
NRG Energy, Inc. ............................................... 315 (104) 0.82%
(967)
Other Components ............................................. 5,501 (1,815) 14.28%
Total ....................................................................... $ (12,707) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Junk Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Liberty Global Ltd., Class A ........................................ (1,131) $ 622 0.82%
Sirius XM Holdings, Inc. .......................................... (1,002) 551 0.73%
TripAdvisor, Inc. ................................................. (1,473) 809 1.07%
Warner Bros Discovery, Inc. ....................................... (2,339) 1,286 1.71%
ZoomInfo Technologies, Inc. ....................................... (2,175) 1,195 1.59%
4,463
Consumer Discretionary
ADT, Inc. ...................................................... (3,038) 1,670 2.21%
Capri Holdings Ltd. .............................................. (1,057) 581 0.77%
Carnival Corp .................................................. (1,037) 570 0.75%
Ford Motor Co. ................................................. (2,520) 1,385 1.84%
Hanesbrands, Inc. ............................................... (3,871) 2,128 2.82%
Leggett & Platt, Inc. .............................................. (2,802) 1,540 2.04%
Macy's, Inc. .................................................... (1,737) 955 1.27%
Newell Brands, Inc. .............................................. (3,469) 1,907 2.53%
Norwegian Cruise Line Holdings Ltd. ................................ (1,205) 662 0.88%
Penn Entertainment, Inc. .......................................... (1,330) 731 0.97%
Petco Health & Wellness Co., Inc. .................................. (6,808) 3,742 4.96%
Rivian Automotive, Inc., Class A .................................... (1,934) 1,063 1.41%
Sabre Corp. .................................................... (4,907) 2,697 3.58%
VF Corp ....................................................... (1,045) 574 0.76%
Wendy's Co. (The) .............................................. (1,480) 813 1.08%
21,018
Consumer Staples
Coty, Inc., Class A ............................................... (4,124) 2,267 3.01%
Grocery Outlet Holding Corp ....................................... (1,895) 1,041 1.38%
3,308

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Energy
APA Corp ...................................................... (1,161) $ 638 0.85%
Kosmos Energy Ltd. ............................................. (4,117) 2,263 3.00%
2,901
Health Care
DENTSPLY SIRONA, Inc. ......................................... (1,420) 780 1.03%
Elanco Animal Health, Inc. ........................................ (2,177) 1,196 1.59%
Envista Holdings Corp ............................................ (1,227) 675 0.89%
Fortrea Holdings, Inc. ............................................ (2,352) 1,293 1.72%
Maravai LifeSciences Holdings, Inc., Class A .......................... (4,647) 2,554 3.39%
Organon & Co .................................................. (1,484) 816 1.08%
Pediatrix Medical Group, Inc. ...................................... (1,201) 660 0.88%
Sotera Health Co ................................................ (1,961) 1,078 1.43%
Teladoc Health, Inc. .............................................. (1,898) 1,043 1.38%
Viatris , Inc. ..................................................... (2,555) 1,404 1.86%
11,499
Industrials
Amentum Holdings, Inc. .......................................... (1,270) 698 0.93%
American Airlines Group, Inc. ...................................... (2,091) 1,149 1.52%
Clarivate PLC .................................................. (5,502) 3,024 4.01%
Driven Brands Holdings, Inc. ...................................... (1,341) 737 0.98%
JetBlue Airways Corp. ............................................ (2,772) 1,523 2.02%
Sunrun , Inc. .................................................... (1,363) 749 0.99%
Vestis Corp .................................................... (1,366) 751 1.00%
8,631
Information Technology
DXC Technology Co ............................................. (1,315) 723 0.96%
Intel Corp ...................................................... (1,123) 617 0.82%
NCR Voyix Corp ................................................ (1,789) 983 1.30%
Unity Software, Inc. .............................................. (1,094) 601 0.80%
Viasat , Inc. ..................................................... (1,119) 615 0.81%
Wolfspeed , Inc. ................................................. (3,414) 1,877 2.49%
Xerox Holdings Corp ............................................. (1,409) 774 1.03%
6,190
Materials
Chemours Co. (The) ............................................. (1,578) 867 1.15%
O-I Glass, Inc., Class I ........................................... (1,046) 575 0.76%
1,442
Other Components ............................................. (29,011) 15,945 21.15%
Total ....................................................................... $ 75,397 100.00%